Shareholder Report, Average Annual Return (Details)	12 Months Ended	47 Months Ended
	Nov. 30, 2024	Nov. 30, 2024
Swan Hedged Equity US Large Cap ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Swan Hedged Equity US Large Cap ETF NAV
Average Annual Return, Percent	21.94%	9.13%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	33.89%	15.05%
Cboe 95-110 Collar Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Cboe 95-110 Collar Index
Average Annual Return, Percent	28.86%	10.30%